Financial Revenue and Expenses - Summary of Financial Income and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues	€ 616	€ 1,516	€ 1,018
Financial expenses	(3,325)	(16)	(146)
Total	€ (2,709)	1,500	€ 871
Scenario, Previously Reported [Member]
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues		1,646
Financial expenses		€ (145)